Capital Stock - Director SBC Included in the Income Statement (Details) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Apr. 26, 2020	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
SBC expense included in above employee-related costs | $		$ 25.8	$ 34.1	$ 33.4
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)		2,400,000	3,000,000.0	2,600,000
Number of shares outstanding (in shares)		4,500,000	4,600,000	3,800,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in usd per share) | $ / shares		$ 8.60	$ 7.88	$ 10.48
Number of shares granted (in shares)		2,400,000	3,000,000.0	2,600,000
Director | DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
SBC expense included in above employee-related costs | $		$ 2.0	$ 2.4	$ 2.0
Number of shares granted (in shares)		200,000	200,000	200,000
Number of shares outstanding (in shares)		2,000,000.0	1,800,000	1,600,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in usd per share) | $ / shares		$ 5.64	$ 7.62	$ 10.33
Number of shares granted (in shares)		200,000	200,000	200,000
Director | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding (in shares)		30,000.00	20,000.00	0
Mr. William A. Etherington | DSUs | Other related parties | Retirement of the chairman of the board of directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award requisite service period	90 days